Deferred revenues and contract liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accruals and deferred income including contract liabilities [abstract]
Details of Deferred Income and Contract Liabilities

	As of December 31, 2023	As of June 30, 2024

	$ in thousands
Deferred revenues and contract liabilities	110,325	117,754
Total deferred income and contract liabilities	110,325	117,754